Significant Accounting Policies (Details) - AutoLotto, Inc. [Member] - USD ($)		9 Months Ended	12 Months Ended
	Aug. 02, 2018	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Significant Accounting Policies (Details) [Line Items]
Restricted cash (in Dollars)		$ 0	$ 6,950,000
Shares purchased (in Shares)	186,666
Percentage of total outstanding shares	4.00%
Percentage of ownership	20.00%				80.00%
Restricted cash, description			Restricted cash as of December 31, 2020 included a $8,950,000 escrow deposit related to the Company’s future performance obligations to provide data access to a third party under a Master Service Agreement dated December 12, 2020. $2,000,000 out of the total amount of restricted cash was $8,950,000 was released and available for use based on the delivery of year-to-date 2020 sample data in December 2020. The remaining $6,950,000 will be released and available for use based on certain milestones as agreed with the third party.
Advertising costs (in Dollars)			$ 66,000	$ 96,000
Percentage of income tax benefit			50.00%
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives		3 years	3 years
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives		5 years	5 years